Land Use Rights, Net (Details) - Schedule of Land Use Rights - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 4,874,939	$ 4,824,826
Less: accumulated amortization	(565,761)	(512,477)
Land use rights, net	$ 4,309,178	$ 4,312,349